Parent Company Only Condensed Financial Information - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended			12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 30, 2014 Bonds 7.875% Due 2016 USD ($)	Jun. 30, 2014 Bonds 7.875% Due 2016 CNY	Mar. 22, 2013 Bonds 7.875% Due 2016 CNY	Dec. 31, 2014 Bonds 7.875% Due 2016	Mar. 22, 2013 Bonds 7.875% Due 2016 CNY	Mar. 22, 2013 Bonds 7.875% Due 2016 Other non-current assets CNY	Jun. 26, 2014 Bonds 6.875 Percent Due 2017 USD ($)	Jun. 26, 2014 Bonds 6.875 Percent Due 2017 CNY	Dec. 31, 2014 Bonds 6.875 Percent Due 2017	Jun. 26, 2014 Bonds 6.875 Percent Due 2017 USD ($)	Jun. 26, 2014 Bonds 6.875 Percent Due 2017 CNY
Condensed Financial Statements, Captions [Line Items]
Debt instrument, face amount									1,000,000					$ 322,341	2,000,000
Debt instrument, stated rate									7.875%					6.875%	6.875%
Debt instrument, maturity date							Mar. 22, 2016				Jun. 26, 2017	Jun. 26, 2017
Debt instrument, frequency of periodic payment								Payable semi-annually in arrears on March 22 and September 22 in each year					Payable semi-annually in arrears on June 26 and December 26 in each year
Debt instrument, date of first required payment							Sep. 22, 2013				Dec. 26, 2014	Dec. 26, 2014
Debt issuance costs										25,189				3,120	19,360
Debt discount									1,970
Proceeds from issuance of bonds, net	319,221	1,980,640	972,841	0			972,841				319,221	1,980,640
Debt instrument, effective interest rate									9.29%					7.39%	7.39%
Percentage of principal amount redeemed					73.57%	73.57%
Repurchase of 2016 Bonds	122,588	760,607	0	0	125,095	776,163
Interest paid	36,964	229,348	62,123	10,630	2,507	15,556
Loss on debt extinguishment	$ 6,702	41,581	0	0	$ 6,702	41,581